GMO TRUST

Amended and Restated Supplement dated January 18, 2013 to the

GMO Trust Multi-Class Prospectus and Statement of Additional Information,

each dated June 30, 2012

GMO Strategic Opportunities Allocation Fund

Effective December 31, 2012, the GMO Strategic Opportunities Allocation Fund (the “Fund”) charges a purchase premium of 0.07% of the amount invested and a redemption fee of 0.07% of the amount redeemed. The section captioned “Shareholder fees” on page 136 of the Prospectus is replaced with the following:

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.07%
Redemption fee (as a percentage of amount redeemed)	0.07%

In addition, the section captioned “Example” on page 136 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$59	$188	$328	$737	$66	$196	$337	$748

*	After reimbursement

GMO U.S. Small/Mid Cap Fund

GMO U.S. Small/Mid Cap Fund pays an investment management fee to Grantham, Mayo, Van Otterloo & Co. LLC at the annual rate of 0.45% of the Fund’s average daily net assets. The sections captioned “Annual Fund operating expenses” and “Example” on page 13 of the Prospectus are replaced with the following:

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.45%[1]
Shareholder service fee	0.15%[1]
Other expenses	1.38%
Total annual operating expenses	1.98%
Expense reimbursement	(1.38%)[1]
Total annual operating expenses after expense reimbursement	0.60%

[1]	Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$122	$551	$1,006	$2,269	$91	$518	$971	$2,228

*	After reimbursement

Asset Allocation Funds

All references to the “International Equity Funds” in the Asset Allocation Fund summaries in the Prospectus are amended to include GMO Risk Premium Fund (“Risk Premium Fund”), a series of GMO Trust offered through a separate prospectus. Any GMO Asset Allocation Fund that may invest in the “International Equity Funds” may (but is not required to) invest in Risk Premium Fund, in addition to the other Funds identified in the Prospectus as “International Equity Funds.” For information about Risk Premium Fund, see “Investment in Other GMO Funds” below.

In addition to the principal risks noted in the Prospectus, all of the Asset Allocation Funds (except for U.S. Equity Allocation Fund and Alpha Only Fund) also are subject to Options Risk (as described below).

OPTIONS RISK. There are various risks associated with transactions in exchange-traded and OTC options. The market value of options written by a Fund will be affected by many factors, including changes in the value of underlying securities or indices; changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the stock market and underlying securities; and the remaining time to an option’s expiration. The market value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date. If a Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict a Fund’s ability to purchase or sell options on a particular security. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets. Therefore, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.

GMO Benchmark-Free Allocation Fund

The sections captioned “Fees and expenses” and “Example” on page 140 of the Prospectus are replaced with the following:

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.12%	0.12%
Redemption fee (as a percentage of amount redeemed)	0.12%	0.12%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.65%[1]	0.65%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.02%[2]	0.02%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.35%[3]	0.35%[3]
Total annual operating expenses	1.17%	1.12%
Expense reimbursement/waiver	(0.25%)[1]	(0.25%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.92%	0.87%

[1]	Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.
[2]	“Other expenses” have been restated to reflect current fees.
[3]	The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were approximately 0.27%, less than 0.01%, and 0.08%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years**	5 Years**	10 Years**	1 Year*	3 Years**	5 Years**	10 Years**
Class III	$118	$338	$575	$1,256	$106	$324	$560	$1,239
Class IV	$113	$322	$548	$1,198	$101	$309	$533	$1,180

*	After expense reimbursements/waivers noted in the expense table
**	Reflects fee reductions set forth in the Fund’s management contract and servicing and supplemental support agreement.

GMO TRUST

Amended and Restated Supplement dated January 18, 2013 to the

GMO Trust Benchmark-Free Allocation Fund Class MF Shares Prospectus dated June 30, 2012

The sections captioned “Fees and expenses” and “Example” on pages 1-2 of the Prospectus are replaced with the following:

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class MF
Purchase premium (as a percentage of amount invested)	0.12%
Redemption fee (as a percentage of amount redeemed)	0.12%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class MF
Management fee	0.65%[1]
Total other expenses	0.12%
Supplemental support fee	0.10%[1]
Other expenses	0.02%[1]
Acquired fund fees and expenses (underlying fund expenses)	0.35%[3]
Total annual operating expenses	1.12%
Expense reimbursement/waiver	(0.25%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.87%

[1]	Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. The Manager also has agreed to waive and/or reduce the Fund’s management fees and supplemental support fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.
[2]	“Other expenses” have been restated to reflect current fees.
[3]	The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were approximately 0.27%, less than 0.01%, and 0.08%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years**	5 Years**	10 Years**	1 Year*	3 Years**	5 Years**	10 Years**
Class MF	$113	$322	$548	$1,198	$101	$309	$533	$1,180

*	After expense reimbursements/waivers noted in the expense table.
**	Reflects fee reductions set forth in the Fund’s management contract and servicing and supplemental support agreement.

All references to the “International Equity Funds” in the Prospectus are amended to include GMO Risk Premium Fund (“Risk Premium Fund”), a series of GMO Trust offered through a separate prospectus. Benchmark-Free Allocation Fund (the “Fund”) may (but is not required to) invest in Risk Premium Fund, in addition to the other Funds identified in the Prospectus as “International Equity Funds.” For information about Risk Premium Fund, see “Investment in Other GMO Funds” below.

In addition to the principal risks noted in the Prospectus, the Fund also is subject to Options Risk (as described below).

OPTIONS RISK. There are various risks associated with transactions in exchange-traded and OTC options. The market value of options written by the Fund will be affected by many factors, including changes in the value of underlying securities or indices; changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the stock market and underlying securities; and the remaining time to an option’s expiration. The market value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date. If the Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict the Fund’s ability to purchase or sell options on a particular security. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets. Therefore, OTC options generally expose the Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to the Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, the Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.